Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net loss	$ 4,624,471	$ 1,084,225		$ (323,233)
Denominator:
Basic and diluted weighted average shares outstanding	17,250,000	15,141,667		16,776,099
Basic and diluted net loss per common share				$ (0.02)
Class B [Member]
Numerator:
Allocation of net loss	$ 1,156,118	$ 303,875	$ (1,893)	$ (82,793)
Denominator:
Basic and diluted weighted average shares outstanding	4,312,500	4,312,500	3,750,000	4,297,047
Basic and diluted net loss per common share			$ 0	$ (0.02)